15. Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Unused portions of home equity lines of credit	$ 21,120,077	$ 20,161,629
Other commitments to extend credit	45,551,282	38,106,476
Residential construction lines of credit	1,138,872	588,290
Commercial real estate and other construction lines of credit	1,762,424	2,126,558
Standby letters of credit and commercial letters of credit	1,193,480	1,954,885
Recourse on sale of credit card portfolio	352,000	398,200
MPF credit enhancement obligation, net	$ 2,035,858	$ 1,979,684